FINANCIAL INSTRUMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
FINANCIAL INSTRUMENTS

14.	FINANCIAL INSTRUMENTS

(a)	Financial assets

Set out below is an overview of financial assets, other than cash and short-term deposits, held by the Group as of December 31, 2023 and June 30, 2024:

	December 31,	June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Debt instruments at amortized cost:
Financial assets included in other Receivables	3	3	—

Total	3	3	—

Total Current	3	3	—
Total Non-current	—	—	—

(b)	Financial liabilities

Set out below, is an overview of financial liabilities of the Group as of December 31, 2023 and June 30, 2024:

	December 31,	June 30
	2023	2024	2024
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Derivatives not designated as hedging instruments:
Derivative financial liabilities (Note 16)	—	4,419	608
Financial liabilities at amortized cost:
Trade payables	100	100	14
Financial liabilities in other payables and accruals	7,864	2,677	368
Lease liabilities	360	376	52
Due to related companies	9,069	6,221	856
Due to the Shareholder	85,673	77,317	10,639

Total	103,066	91,110	12,537

Total current	103,066	91,110	12,537
Total non-current	—	—	—

(c)	Fair value

The following table provides the fair value measurement hierarchy of the Group's financial liabilities as at June 30, 2024:

	Quoted prices in active markets (Level 1) (Unaudited)	Significant observable inputs(Level 2) (Unaudited)	Significant unobservable inputs(Level 3) (Unaudited)	Total
	CNY	CNY	CNY	CNY

Financial liabilities
Derivative financial liabilities	—	4,419	—	4,419

	Quoted prices in active markets (Level 1) (Unaudited)	Significant observable inputs(Level 2) (Unaudited)	Significant unobservable inputs(Level 3) (Unaudited)	Total
	US$	US$	US$	US$

Financial liabilities
Derivative financial liabilities	—	608	—	608

There are no financial assets measured at fair value as of December 31, 2023 and June 30,2024.

21.	FINANCIAL INSTRUMENTS

(a)	Financial assets

Set out below is an overview of financial assets, other than cash and short-term deposits, held by the Group as of December 31, 2022 and 2023:

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Debt instruments at amortized cost:
Trade receivables: current	46,760	—	—
Trade receivables: non-current	10,520	—	—
Financial assets included in other receivables	82,406	3	—
Financial assets at fair value through other comprehensive income:
Bills receivable	8,500	—	—

Total	148,186	3	—

Total current	137,666	3	—
Total non-current	10,520	—	—

(b)	Financial liabilities

Set out below is an overview of financial liabilities of the Group as of December 31, 2022 and 2023：

	December 31,	December 31,	December 31,
	2022	2023	2023
	CNY	CNY	US$

Derivatives not designated as hedging instruments:
Derivative financial liabilities (i)	824	—	—
Financial liabilities at amortized cost:
Trade payables	20,326	100	14
Financial liabilities in other payables and accruals	6,749	7,864	1,111
Lease liabilities	2,915	360	51
Due to related companies	3,408	9,069	1,281
Due to the Shareholder	7,153	85,673	12,103
Interest-bearing loans and borrowings	74,000	—	—

Total	115,375	103,066	14,560

Total current	42,777	103,066	14,560
Total non-current	72,598	—	—

(i)

This represents certain warrants issued to institutional investors on January 20, 2021, which was recognized as derivative financial liabilities (not designated as hedging instruments) with a fair value of CNY9,246 (US$1,427)* on the issue date as the investors have the right to exercise their warrants on a cashless basis. In accordance with IAS 32, a contract settled by a single net payment (generally referred to as net cash-settled or net equity-settled as the case may be) is a financial liability and not an equity instrument. The fair value gain of derivative financial liabilities for the years ended December 31, 2021, 2022 and 2023 was CNY7,467 and CNY1,007, CNY847 (US$120), respectively.

(c)	Fair value

Set out below is a comparison, by class, of the carrying amounts and fair values of the Group’s financial instruments, other than those with carrying amounts that are reasonable approximations of fair values:

	December 31,
	2022		2023		2023
	CNY		CNY		US$
	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value

Financial liabilities
Interest-bearing loans and borrowings	74,000	77,636	—	—	—	—

The following table provides the fair value measurement hierarchy of the Group’s financial assets and financial liabilities as of December 31, 2022:

As of December 31, 2022	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	CNY	CNY	CNY	CNY
Recurring fair value measurement:
Financial assets
Bills receivable	—	8,500	—	8,500
Financial liabilities
Derivative financial liabilities	—	824	—	824

There are no financial assets measured at fair value as of December 31, 2021 and 2023.

Level 2:

Bills receivable

The fair value valuation of bills receivable is based on directly or indirectly observable inputs (such as recent bill discount rate) through valuation techniques.

Derivative financial liabilities

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. If all significant inputs required to fair value an instrument are observable, the instrument is included in Level 2.

There is no established public trading market for the warrants issued to investors on January 22, 2021. As of December 31, 2022, the Group measured the fair value of those warrants on a recurring basis using a binomial lattice pricing model with significant inputs including, among other relevant observable inputs, the underlying spot price of the Company’s common shares, exercise price, time to expiration, risk-free rate and equity volatility.

During the years ended 2022 and 2023, there were no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3 for both financial assets and liabilities.